Loans payable (Disclosure of detailed information about promissory notes) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayments	$ (358,728)	$ (264,389)		$ (60,626)
Unrealized foreign exchange	(557,477)	680,585		(49,193)
Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	30,000	30,000
Additions	35,000	0
Principal ending balance	65,000	30,000		30,000
Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	414,950	0
Additions	0	399,818	$ 285,000
Interest	26,894	4,862
Unrealized foreign exchange	(22,452)	10,270
Principal ending balance	419,392	414,950		0
Promissory note 3 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	532,695	0
Additions	0	476,563
Interest	61,606	28,332
Repayments	(58,909)	0
Unrealized foreign exchange	(31,189)	27,800
Principal ending balance	504,203	532,695		0
Promissory note 4 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	0
Additions	400,000	0
Interest	26,433	0
Principal ending balance	426,433	0		0
Promissory note 5 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	0
Additions	703,180	0
Interest	10,604	0
Unrealized foreign exchange	(17,895)
Principal ending balance	695,889	0		0
Promissory note 6 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	0
Additions	1,096,900	0
Settled shares for debt	(1,096,900)
Principal ending balance	$ 0	$ 0		$ 0